Borrowings	12 Months Ended
Mar. 31, 2018
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Borrowings
18	BORROWINGS

Short-term borrowings and long-term borrowings (with original maturities of more than one year) at March 31, 2018 and 2017 consisted of the following:

		At March 31,
	Interest rate	2018	2017
		(In millions)
SMFG:
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in United States dollars, due 2022-2031	2.89%-3.87%	¥31,875	¥33,657
Fixed rate borrowing, payable in Australian dollars, due 2027	3.73%	8,165	—
Floating rate borrowing, payable in United States dollars, due 2026-2028	2.31%-3.76%	110,181	50,149
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2024-2031	0.56%-1.27%	49,000	49,000

Total SMFG		199,221	132,806

SMBC:
Short-term borrowings	0.00%-2.18%	3,521,478	6,640,069
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in Japanese yen, due 2017-2028	0.00%-6.10%	3,126,970	4,351
Fixed rate borrowing, payable in United States dollars, due 2017-2025	0.00%-4.17%	42,666	45,387
Fixed rate borrowing, payable in euros, due 2017-2045	0.00%-3.50%	122,023	101,492
Floating rate borrowing, payable in Japanese yen, due 2018-2037	(0.18%)-0.02%	59,500	68,000
Floating rate borrowing, payable in United States dollars, due 2017-2033	1.18%-3.45%	894,797	904,263
Floating rate borrowing, payable in euros, due 2021-2022	0.00%-0.06%	32,128	31,769
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2018-2027	1.28%-2.25%	216,000	226,000

Total SMBC		8,015,562	8,021,331

Other subsidiaries:
Short-term borrowings	0.09%-7.91%	421,662	906,427
Long-term borrowings:
Unsubordinated
Fixed rate borrowing, payable in Japanese yen, due 2017-2042	0.00%-2.67%	227,231	617,358
Fixed rate borrowing, payable in United States dollars, due 2017-2044	0.81%-5.40%	197,806	216,213
Fixed rate borrowing, payable in Chinese yuan, due 2017-2021	2.40%-6.15%	—	24,348
Fixed rate borrowing, payable in Thai baht, due 2018-2021	1.85%-4.03%	—	12,724
Floating rate borrowing, payable in Japanese yen, due 2017-2042	0.04%-1.92%	267,598	431,141
Floating rate borrowing, payable in United States dollars, due 2017-2027	1.00%-3.86%	21,610	498,860
Floating rate borrowing, payable in euros, due 2020	1.00%	52,403	47,952
Floating rate borrowing, payable in Great Britain pound, due 2042-2043	1.51%-8.49%	24,627	20,190
Other fixed or floating rate borrowing, due 2017-2043	0.58%-11.79%	10,873	30,728
Subordinated
Fixed rate borrowing, payable in Japanese yen, due 2021	1.35%	—	5,200
Floating rate borrowing, payable in Japanese yen, due 2025	1.95%	—	4,000

Total other subsidiaries		1,223,810	2,815,141

Liabilities associated with securitization transactions:
Fixed rate borrowing, payable in Japanese yen, due 2021-2049	0.09%-2.70%	1,152,826	1,077,539
Floating rate borrowing, payable in Japanese yen, due 2017-2027	0.16%-1.66%	47,533	85,421
Floating rate borrowing, payable in United States dollars, due 2019-2020	1.86%-3.01%	4,363	6,781

Total liabilities associated with securitization transactions		1,204,722	1,169,741

Lease obligations	—	9,166	106,924

Total borrowings		¥10,652,481	¥12,245,943

The interest rates shown in the above table are the contractual rates in effect at March 31, 2018 and 2017, and thus do not represent the actual effective interest rates. Maturity information for certain subordinated borrowings is based on the date of callable options.